Related Party Transactions (Details) - Schedule of related party transactions	12 Months Ended
Dec. 31, 2022
Mr. Szuhao Huang [Member]
Related Party Transaction [Line Items]
Name of Related Party	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu [Member]
Related Party Transaction [Line Items]
Name of Related Party	Director of the Company
Mr. Xusheng Niu [Member]
Related Party Transaction [Line Items]
Name of Related Party	Legal Representative of Chengdu Skyherb
Mrs. Xiangtao Yao [Member]
Related Party Transaction [Line Items]
Name of Related Party	Wife of Xusheng Niu
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of Related Party	A company managed by Mr. Szuhao Huang,
Foshan Xiongluyu Tea Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of Related Party	A company whose legal representative is Mrs. Xiangtao Yao
Chengdu Zangqingyuan Herb Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of Related Party	A company whose legal representative is Mrs. Xiangtao Yao